Dividends	12 Months Ended
Dec. 31, 2017
Dividends [Abstract]
Dividends

17. Dividends

Dividends declared and paid during the years ended December 31, 2017, 2016 and 2015, are as follows:

No dividends were declared or paid on common shares during the year ended December 31, 2017.

No dividends declared or paid on common shares during the year ended December 31, 2016. No dividends declared or paid on the Company’s Series A Preferred shares during the year ended December 31, 2016 as well. In July 2016, the 2,567 Series A Preferred shares were redeemed and, as of December 31, 2016, there were no Series A Preferred shares outstanding.

No dividends declared or paid on common shares during the year ended December 31, 2015. Dividends declared and paid on the Company’s Series A Preferred shares during the year ended December 31, 2015, were as follows:

2015	$ per share	$000’s	Date declared	Date Paid
1st Preferred dividend	77.26	198	February 18, 2015	*
2nd Preferred dividend	97.39	250	December 21, 2015	*
		448

* Settled with several payments, which final payment was made in January 2016.